ULTIMUS
                                Your Fund Matters



August 2, 2004


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Williamsburg Investment Trust
          File No. 33-25301

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Williamsburg Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,

/s/ John F. Splain

John F. Splain
Managing Director











Ultimus Fund Solutions, LLC            135 Merchant Street, Suite 230           Phone: (513)587-3400
www.ultimusfundsolutions.com           Cincinnati, Ohio 45246                   Fax: (513) 587-3450